UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2010

Date of reporting period: July 31, 2010

ITEM 1. Reports to Stockholders.

Annual report dated July 31, 2010

Cover: Harford Road Bridge over Little Gunpowder Falls, Baltimore County, Maryland, © Mark Plummer, 2010, used under license from Shutterstock.com.

The right choice for the long term®
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

Annual report for the year ended July 31, 2010

The Tax-Exempt Fund of Maryland® seeks a high level of current income exempt from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia® seeks a high level of current income exempt from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM  the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended
June 30, 2010 (the most recent calendar quarter-end):

Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	5.65%	2.25%	4.06%
	The Tax-Exempt Fund of Virginia	4.72	2.67	4.22
At net asset value	The Tax-Exempt Fund of Maryland	9.74	3.03	4.46
	The Tax-Exempt Fund of Virginia	8.79	3.46	4.62

The total annual Fund operating expense ratios were 0.67% for The Tax-Exempt Fund of Maryland and 0.66% for The Tax-Exempt Fund of Virginia for Class A shares as of July 31, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Applicable Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights tables on pages 25 and 26 for details.

The Funds’ 30-day yields for Class A shares as of August 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, were 2.40% for The Tax-Exempt Fund of Maryland and 2.41% for The Tax-Exempt Fund of Virginia. (For investors in the 44.45% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 4.32% for The Tax-Exempt Fund of Maryland and 4.07% for The Tax-Exempt Fund of Virginia.) The Funds’ distribution rates for Class A shares as of that date were 3.28% and 3.31%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

Results for other share classes can be found on page 32.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the Funds.

Fellow shareholders:

For the year ended July 31, 2010, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia had total returns of 9.07% and 8.52%, respectively, with all dividends reinvested. The Maryland Fund distributed tax-free income dividends of approximately 55 cents a share and the Virginia Fund, approximately 58 cents a share. Neither Fund made capital gain distributions.

The Maryland Fund’s tax-exempt income return, with dividends reinvested, was 3.72%, which is equivalent to a 6.70% taxable return if you are in the highest combined federal, state and local tax bracket of 44.45%. If you took your dividends in cash, your income return was 3.66%, the equivalent of a 6.59% taxable income return.

The Virginia Fund’s tax-exempt income return, with dividends reinvested, was 3.74%, which is equivalent to a 6.31% taxable return if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your income return was 3.68%, the equivalent of a 6.21% taxable income return.

Over the course of the past fiscal year, municipal bond prices have generally trended up as yields have fallen, although longer term, high-quality municipal bonds have continued to trade at yields above the normal range relative to U.S. Treasury securities. High-quality municipal bonds generally trade at somewhat lower yields than taxable U.S. Treasury securities of the same maturity.

Both Funds have enjoyed above-average returns for the past fiscal year. For the year ended July 31, 2010, the net asset value per share rose from $14.95 to $15.74 for the Maryland Fund while the Virginia Fund’s net asset value rose from $15.90 to $16.65. Although there are concerns across the country about the finances of some state and local governments, municipal securities remain a popular choice for many individuals seeking tax-exempt income.

The table below highlights the Funds’ average annual total returns for Class A shares at net asset value over longer periods and compares them with their respective peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

For periods ended July 31, 2010, with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	9.07%	3.42%	4.51%
Lipper Maryland Municipal Debt Funds Average	10.22	3.67	4.66
The Tax-Exempt Fund of Virginia	8.52	3.83	4.60
Lipper Virginia Municipal Debt Funds Average	9.98	3.54	4.60

The national economy and financial markets
The credit and financial markets have regained considerable stability in comparison to one year ago, and the national economy has now enjoyed four consecutive quarters of growth in gross domestic product. At this time one year ago, we had experienced four consecutive quarters of negative GDP growth.

Industrial production has been increasing, along with corporate profits. However, the nation’s unemployment as of July 2010, remains at the high rate of 9.5%. The housing market is still very weak and consumer spending remains “constrained,” according to the Federal Reserve. The economic recovery is not as robust as many have hoped for, and state and local governments have had to reduce spending and lay off employees even while receiving Federal stimulus dollars intended to cushion the drop in state and local tax revenues. However, we do think that the economy will continue to grow and that individuals and governments will gradually work their way out of unhealthy levels of debt and find more sustainable levels of spending.

Maryland and Virginia economies
Both Maryland and Virginia faced budget shortfalls for the fiscal year ending June 30, 2010. Maryland’s $2 billion shortfall was made up by budget cuts, reserve funds and federal stimulus revenues. Maryland raised taxes in 2008, but revenues still declined. Maryland’s fiscal year 2011 budget trims spending from the prior year’s budget but also relies upon an anticipated modest increase in revenue during 2010 and 2011.

Virginia has continued to avoid tax increases, dealing with its $1.8 billion shortfall through budget cuts, fund transfers, tax policy adjustments and deferral of state payments to the Virginia retirement system. Virginia also has benefitted from revenues higher than forecasted. State and local government debt for both states, as a percentage of GDP, is below the national average, although Maryland’s debt per capita is considerably higher than Virginia’s debt.

Maryland and Virginia continue to rank among the wealthiest states in terms of per-capita personal income. Both states also boast unemployment rates well below the national rate of 9.5% as of July 2010. As of June 30, 2010, Maryland’s seasonally adjusted unemployment rate was 7.1% and Virginia’s rate was 7.0%. Both states continue to be among the few to hold triple-A bond ratings from the major rating agencies for their general obligation bonds.

The municipal bond market and the Funds’ portfolios
The municipal bond market has become less volatile and more liquid over the past year. Both Maryland and Virginia have used the federal Build America Bonds program — in which the federal government subsidizes part of the interest cost — to issue taxable bonds. However, there continues to be an adequate supply of tax-exempt municipal securities.

Generally, long-term bonds performed better than short- and intermediate-term bonds, and lower quality bonds outperformed higher quality bonds. The Funds’ new purchases have tended to be longer maturity issues. The Funds continue to maintain a high-quality portfolio with a majority of net assets rated in the three highest rating categories. Both Funds remain broadly diversified. Please see the tables on page 5 for the Maryland Fund and on page 12 for the Virginia Fund for more information about each Fund’s holdings.

Going forward
Both Maryland and Virginia have been addressing revenue shortfalls, while maintaining their high credit ratings. While interest rates are expected to eventually rise, we do not anticipate this happening in the short term. We believe that the Funds will continue to provide a reasonably stable flow of tax-exempt income.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Boar	Jeffrey L. Steele President

September 16, 2010

For current information about the Funds, visit americanfunds.com.

Maryland tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal, state and local tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Maryland Fund’s 3.35% tax-free distribution rate? as of July 31, 2010.

If your taxable income is...		…then your combined federal, state and local tax rate is…	The 3.35% distribution rate is equivalent to a taxable rate of…
Single	Married filing jointly
$3,001–8,375	$3,001–16,750	17.95%	4.08%
8,376–34,000	16,751–68,000	22.95	4.35
34,001–82,400	68,001–137,300	32.95	5.00
82,401–150,000	137,301–200,000	35.95	5.23
150,001–171,850	200,001–209,250	36.20	5.25
171,851–300,000	209,251–350,000	41.20	5.70
300,001–373,650	350,001–373,650	41.45	5.72
373,651–500,000	373,651–500,000	43.45	5.92
500,001–1,000,000	500,001–1,000,000	43.70	5.95
over 1,000,000	over 1,000,000	44.45	6.03

*Based on 2010 federal, 2009 state and local tax rates (state rates from 4.75% to 6.25% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets; maximum local tax rate of 3.20%). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Maryland state and local taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by Maryland residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
? The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2010.

Virginia tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal and state tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Virginia Fund’s 3.38% tax-free distribution rate? as of July 31, 2010.

If your taxable income is…		…then your combined federal and state tax rate is…	The 3.38% distribution rate is equivalent to a taxable rate of…
Single	Married filing jointly
$3,001–5,000	$3,001–5,000	13.00%	3.89%
5,001–8,375	5,001–16,750	15.00	3.98
8,376 –17,000	16,751–17,000	20.00	4.23
17,001–34,000	17,001–68,000	20.75	4.26
34,001–82,400	68,001–137,300	30.75	4.88
82,401–171,850	137,301–209,250	33.75	5.10
171,851–373,650	209,251–373,650	38.75	5.52
over 373,650	over 373,650	40.75	5.70

*Based on 2010 federal and 2009 state tax rates (state rates from 3.00% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Virginia state taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by Virginia residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
? The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2010.

The growth of a $10,000 investment

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge. The maximum initial sales charge was 4.75% before January 10, 2000.

3The index is unmanaged and its results reflect the effect of reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

4Results at net asset value (not including sales charge).

5With distributions reinvested. Results of the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average reflect fund expenses but do not reflect any applicable front-end sales charges. If any applicable front-end sales charges were included, results of the averages would be lower.

6Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results. The results shown are before taxes on Fund distributions and sale of Fund shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Applicable Fund results shown reflect the waiver, without which they would have been lower.

See the Financial Highlights tables on pages 25 and 26 for details.

Below are the plot points for the data provided in the charts above.

Results of $10,000 investments in TEFMD/VA vs. Indices
10 Years: July 31, 2000 through July 31, 2010

Year-ended:	TEFMD @ mop	TEFMD @ nav	Lipper MD Muni Debt Funds Average	Barclays Capital Muni Maryland Index	CPI	TEFVA @ mop	TEFVA @ nav	Lipper VA Muni Debt Funds Average	Barclays Capital Muni Virginia Index	CPI

7/31/2000	9,624	10,000	10,000	10,000	10,000	9,623	10,000	10,000	10,000	10,000
7/31/2001	10,469	10,877	10,915	10,963	10,272	10,528	10,940	10,895	10,965	10,272
7/31/2002	11,112	11,545	11,524	11,701	10,422	11,167	11,605	11,458	11,627	10,422
7/31/2003	11,443	11,889	11,850	12,116	10,642	11,426	11,873	11,789	12,079	10,642
7/31/2004	12,034	12,504	12,467	12,703	10,961	11,958	12,427	12,430	12,702	10,961
7/31/2005	12,650	13,144	13,126	13,334	11,308	12,507	12,997	13,163	13,455	11,308
7/31/2006	12,937	13,442	13,406	13,617	11,777	12,760	13,260	13,429	13,780	11,777
7/31/2007	13,358	13,880	13,861	14,158	12,054	13,208	13,726	13,883	14,322	12,054
7/31/2008	13,370	13,892	13,942	14,744	12,729	13,388	13,913	13,996	14,808	12,729
7/31/2009	13,720	14,255	14,425	15,823	12,462	13,908	14,452	14,456	15,889	12,462
7/31/2010	14,964	15,548	15,771	17,011	12,616	15,092	15,683	15,676	17,102	12,616

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets	Maturity diversification†:	Percent of net assets
Aaa/AAA	37.7%	Under a year	13.2%
Aa/AA	22.0	1 to 5 years	22.6
A/A	13.7	5+ to 10 years	46.1
Baa/BBB or less	10.3	10+ to 20 years	8.8
Unrated	11.7	20+ to 30 years	9.3
Short-term securities and other assets less liabilities	4.6

		Average life 7.91 years
*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, securities are put in the highest category consistent with Fund investment policies. When securities have not been rated by a rating agency (included in “unrated” above), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with Fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notese — 95.40%
Principal amount (000)		Value (000)	Percent of net assets
Maryland — 86.71%
State Issuers — 46.54%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001–H, AMT, 5.20% 2022	$ 900	$ 901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,720	2,836
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,355	1,413	1.56%
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25%–5.50% 2012–2015	4,500	4,914	1.24
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,000
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,072	1.03
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,068
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,012
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,024
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,017
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	986
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,489
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,269	3.25
G.O. Bonds, State and Local Facs. Loan of 2007, Second Series, 5.00% 2010	3,000	3,000
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,332
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2023	2,000	2,293
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,121
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,378
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,595
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,797
G.O. Ref. Bonds, State and Local Facs. Loan of 2009, Third Series C, 5.00% 2020	750	915
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	1,000	1,185	4.70
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	2,000	2,072
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,403
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011–2013	2,000	2,084
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,037	1.92
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,829
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,160	1.28
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,991
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,045	1.27
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,766
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	1,085	1,190	1.25
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,304.58
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,071
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	888
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,352	1.34
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,335
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	4,065	1.63
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	2,019
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00%–5.25% 2024–2034	2,240	2,336	1.10
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,095
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,104
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,672
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,834	2.46
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,432
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,763
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,743
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,127
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,810
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,195
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,325	3.89
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,895
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,859
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,205	2.26
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,406
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,805
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,148
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,574
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,187
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,174	3.11
University System, Auxiliary Fac. and Tuition Rev. Bonds, Ref. Series 2009-D, 4.00% 2020	2,000	2,213
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,023
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,278
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,716
University System, Revolving Loan Program Bonds, Series 2003-A, 1.50% 2023 (put 2013)	2,000	2,011	2.34
Other securities		40,853	10.33
		184,192	46.54

City & County Issuers — 40.17%
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,846
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,724
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,696
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018–2020	1,990	2,217
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018–2021	2,515	2,843	2.86
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	1,000	1,004
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,742
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,196	1.50
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,620
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,813	1.12
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,702
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,480	1.06
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,637
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,303
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	1,032	1.26
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,278.83
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026–2027	2,250	2,519.63
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,323
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,149
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,877
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,242	1.92
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,001
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95%–6.25% 2030	1,843	1,791	1.21
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	957
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,090
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,838	1.49
Harford County, Consolidated Public Improvement Bonds, Series 2010-A, 5.00% 2020	2,000	2,424.61
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,442
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	849	1.08
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,271.83
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,688
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55%–4.70% 2027–2037	4,115	3,968	1.68
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,128
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	6,091	2.08
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,310
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,609
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,640	1.66
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	4,000
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,131	1.30
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,904
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,171	1.28
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	2,981.75
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,610
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,878	1.13
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,109
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,179	1.08
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,631.67
Other securities		48,042	12.14
		158,976	40.17

District of Columbia — 1.12%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025–2028	4,000	4,426	1.12

Guam — 0.45%
Other securities		1,803.45

Puerto Rico — 5.85%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,011
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,137
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.877% 20291	1,500	1,069
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,038	1.07
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,897	1.24
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,186.80
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	657
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,236
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	234
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,500	3,552
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	2,010	2.19
Other securities		2,153.55
		23,180	5.85

Virgin Islands — 1.27%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,026
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,994
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,994	1.27
		5,014	1.27

Total bonds & notes (cost: $368,444,000)		377,591	95.40

Short-term securities — 4.18%
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2005-A, 0.20% 20361	$1,600	$ 1,600.40%
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.28% 20431	3,600	3,600.91
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.31% 20261	4,950	4,950
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.30% 20261	1,200	1,200	1.55
Other securities		5,205	1.32

Total short-term securities (cost: $16,555,000)		16,555	4.18

Total investment securities (cost: $384,999,000)		394,146	99.58
Other assets less liabilities		1,637.42

Net assets		$395,783	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

AMT=Alternative Minimum Tax	Econ.=Economic	G.O.=General Obligation
Auth.=Authority	Fac.=Facility	Preref.=Prerefunded
Dept.=Department	Facs.=Facilities	Ref.=Refunding
Dev.=Development	Fin.=Finance	Rev.=Revenue
Dist.=District	Fncg.=Financing

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at July 31, 2010
(dollars in thousands)
Assets:
Investment securities, at value (cost: $384,999)			$394,146
Cash			784
Receivables for:
Sales of Fund’s shares	$ 414
Interest	3,772		4,186
			399,116
Liabilities:
Payables for:
Purchases of investments	2,250
Repurchases of Fund’s shares	509
Dividends on Fund’s shares	240
Management services	114
Services provided by affiliates	193
Trustees’ deferred compensation	27
Other	—	*	3,333
Net assets at July 31, 2010			$395,783

Net assets consist of:
Capital paid in on shares of beneficial interest			$391,801
Undistributed net investment income			231
Accumulated net realized loss			(5,396)
Net unrealized appreciation			9,147
Net assets at July 31, 2010			$395,783

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (25,142 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$313,313	19,903	$15.74
Class B	6,895	438	15.74
Class C	41,808	2,656	15.74
Class F-1	20,933	1,330	15.74
Class F-2	12,834	815	15.74

*Amount less than one thousand.
See Notes to Financial Statements

Statement of operations for the year ended July 31, 2010
(dollars in thousands)
Investment income:
Income:
Interest		$16,021
Fees and expenses*:
Investment advisory services	$ 746
Business management services	584
Distribution services	1,266
Transfer agent services	81
Administrative services	66
Reports to shareholders	24
Registration statement and prospectus	40
Trustees’ compensation	28
Auditing and legal	50
Custodian	2
State and local taxes	—†
Other	20	2,907
Net investment income		13,114

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		315
Net unrealized appreciation on investments		18,844
Net realized gain and unrealized appreciation on investments		19,159
Net increase in net assets resulting from operations		$32,273

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2010	2009
Operations:
Net investment income	$ 13,114	$12,835
Net realized gain (loss) on investments	315	(4,858)
Net unrealized appreciation (depreciation) on investments	18,844	(276)
Net increase in net assets resulting from operations	32,273	7,701

Dividends paid or accrued to shareholders from net investment income	(13,064)	(12,757)

Net capital share transactions	24,562	21,293

Total increase in net assets	43,771	16,237

Net assets:
Beginning of year	352,012	335,775
End of year (including undistributed net investment income: $231 and $207, respectively)	$395,783	$352,012

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.

See the back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets	Maturity diversification†:	Percent of net assets

Aaa/AAA	35.3%	Under a year	9.0%
Aa/AA	34.7	1 to 5 years	23.1
A/A	12.1	5+ to 10 years	54.9
Baa/BBB or less	5.6	10+ to 20 years	8.5
Unrated	6.2	20+ to 30 years	4.5
Short-term securities and other assets less liabilities	6.1

		Average life 7.36 years

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, securities are put in the highest category consistent with Fund investment policies. When securities have not been rated by a rating agency (included in “unrated” above), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with Fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 93.92%
Principal amount (000)		Value (000)	Percent of net assets
Virginia — 81.58%
State Issuers — 31.13%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$ 2,358.49%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2025–2029	2,500	2,778
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,570	1.31
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,746.57
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,320
G.O. Bonds, Series 2008-B, 5.00% 2020	2,000	2,351
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,309	1.44
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,310
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,317
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,096
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,957	1.80
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,070
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,988
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,067
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,298
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	993
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,024
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,130
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,045	3.23
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,179
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	3,000	3,423
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,226
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2029	500	549
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,179
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,100	2.41
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,209
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,209
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-A, 5.00% 2019	1,000	1,202
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2020–2022	3,000	3,508
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,309
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,157
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375%–5.00% 2028–2029	4,000	4,274	3.08
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,948
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,780
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,656
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 4.75%–5.00% 2024–2030	5,450	6,053	2.78
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	535	558
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,960	2,177
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	365
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,471
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,740
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	1,105	1,292
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,473
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,116
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,097
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	2,000	2,158
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,153
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,128	3.67
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,005	1,048
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,360
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,386	1.40
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016–2017	2,480	2,737
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,199	1.23
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2030	1,000	1,049
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	5,000	5,174
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 5.00% 2041	1,000	1,055
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,389
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,194	2.66
Other securities		24,446	5.06
		150,453	31.13

City & County Issuers — 50.45%
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,672
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	3,000	3,323
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,086	1.67
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,795.58
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,550	1.36
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,218.67
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,735
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,089	1.41
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,959.61
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,279
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,582	1.01
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,085
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,204
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,602
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,044
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,763
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,131	2.24
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,656.76
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,188
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,184
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019–2026	3,500	4,319	1.38
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,520
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00%–5.25% 2015–2021	3,500	3,873
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,036	1.33
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,120
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,152
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	8,000	8,564	2.45
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,219.67
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,083
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,590
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,604
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,159	1.95
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,223
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023–2027	3,000	3,358
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024	2,195	2,409	1.65
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022-2026	1,500	1,588
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2027	1,000	1,097
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2035	3,625	3,868
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2040	1,500	1,590	1.68
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,651.55
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,727	1.60
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,480.72
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,418.50
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016 (preref. 2012)	3,000	3,222
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,547	1.19
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,607.75
Other securities		114,626	23.72
		243,795	50.45

District of Columbia — 6.86%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	703
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 20441	2,000	1,203
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	5,500	5,681
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,143	2.22
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,052
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,099
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,009
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,083
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,928
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014–2016	2,995	3,177
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,021
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,055
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,327
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023–2025	3,095	3,324
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,036	3.95
Other securities		3,332.69
		33,173	6.86

Guam — 0.17%
Other securities		816.17

Puerto Rico — 4.20%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375%–5.50% 2039–2042	3,715	3,785
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,513	1.30
Other securities		13,986	2.90
		20,284	4.20

Virgin Islands — 1.11%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,505
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	513
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,994
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017–2018	1,250	1,334	1.11
		5,346	1.11

Total bonds & notes (cost: $437,216,000)		453,867	93.92

Short-term securities — 5.04%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.25% 20262	1,200	1,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.25% 20262	1,275	1,275.51
Econ. Dev. Auth. of Albemarle County, Health Services Rev. Bonds (The University of Virginia Health Services Foundation), Series 2009, 0.28% 20392	4,740	4,740.98
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-A-2, 0.25% 20352	4,000	4,000
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.25% 20262	1,665	1,665	1.17
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.28% 20312	200	200
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.28% 20332	3,200	3,200.71
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 0.18% 20342	500	500.10
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.28% 20302	2,960	2,960.61
Other securities		4,620.96

Total short-term securities (cost: $24,360,000)		24,360	5.04

Total investment securities (cost: $461,576,000)		478,227	98.96
Other assets less liabilities		5,031	1.04

Net assets		$483,258	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Step bond; coupon rate will increase at a later date.
2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

AMT=Alternative Minimum Tax	Fac.=Facility	Preref.=Prerefunded
Auth.=Authority	Facs.=Facilities	Redev.=Redevelopment
Dev.=Development	Fin.=Finance	Ref.=Refunding
Dist.=District	Fncg.=Financing	Rev.=Revenue
Econ.=Economic	G.O.=General Obligation

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2010
(dollars in thousands)
Assets:
Investment securities, at value (cost: $461,576)			$478,227
Cash			140
Receivables for:
Sales of Fund’s shares	$ 483
Interest	5,439		5,922
			484,289
Liabilities:
Payables for:
Repurchases of Fund’s shares	406
Dividends on Fund’s shares	245
Management services	140
Services provided by affiliates	213
Trustees’ deferred compensation	27
Other	—	*	1,031
Net assets at July 31, 2010			$483,258

Net assets consist of:
Capital paid in on shares of beneficial interest			$466,815
Undistributed net investment income			285
Accumulated net realized loss			(493)
Net unrealized appreciation			16,651
Net assets at July 31, 2010			$483,258

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (29,028 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$391,273	23,502	$16.65
Class B	7,219	434	16.65
Class C	38,986	2,342	16.65
Class F-1	32,150	1,931	16.65
Class F-2	13,630	819	16.65

*Amount less than one thousand.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2010
(dollars in thousands)
Investment income:
Income:
Interest		$19,413
Fees and expenses*:
Investment advisory services	$ 896
Business management services	701
Distribution services	1,437
Transfer agent services	93
Administrative services	79
Reports to shareholders	29
Registration statement and prospectus	38
Trustees’ compensation	28
Auditing and legal	50
Custodian	2
State and local taxes	1
Other	21	3,375
Net investment income		16,038

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		833
Net unrealized appreciation on investments		19,902
Net realized gain and unrealized appreciation on investments		20,735
Net increase in net assets resulting from operations		$36,773

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2010	2009
Operations:
Net investment income	$16,038	$14,144
Net realized gain (loss) on investments	833	(1,315)
Net unrealized appreciation on investments	19,902	2,007
Net increase in net assets resulting from operations	36,773	14,836

Dividends paid or accrued to shareholders from net investment income	(15,992)	(14,106)

Net capital share transactions	35,840	68,101

Total increase in net assets	56,621	68,831

Net assets:
Beginning of year	426,637	357,806
End of year (including undistributed net investment income: $285 and $281, respectively)	$483,258	$426,637

See Notes to Financial Statements

Notes to financial statements

1. Organization

The American Funds Tax-Exempt Series I (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the “Funds”). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

On November 24, 2009, shareholders approved a proposal to reorganize the Trust from a Massachusetts business trust to a Delaware statutory trust. The reorganization is anticipated to be completed on October 1, 2010; however, the Trust reserves the right to delay the implementation. Shareholders also approved amendments to the Funds’ Investment Advisory Agreement and amendments to and elimination of certain fundamental investment policies of the Funds.

Each Fund has five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Class B shares of the Funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short‑term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2010, all of the Funds’ investment securities were classified as Level 2.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

The prices of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause a Fund to experience a loss and may affect the share price. The price of, and the income generated by, Fund securities may decline in response to a variety of market risks.

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

5. Taxation and distributions

Federal income taxation — The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2006.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2010, the Maryland Fund reclassified $7,000 from capital paid in on shares of beneficial interest to undistributed net investment income and $33,000 from undistributed net investment income to accumulated net realized loss. The Virginia Fund reclassified $15,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $27,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$240
Capital loss carryforwards*:
Expiring 2014	$(49)
Expiring 2016	(43)
Expiring 2017	(1,172)
Expiring 2018	(4,054)	(5,318)
Gross unrealized appreciation on investment securities		16,941
Gross unrealized depreciation on investment securities		(7,614)
Net unrealized appreciation on investment securities		9,327
Cost of investment securities		384,819
*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$245
Capital loss carryforwards*:
Expiring 2012	$(1)
Expiring 2015	(5)
Expiring 2016	(35)
Expiring 2018	(453)	(494)
Gross unrealized appreciation on investment securities		22,796
Gross unrealized depreciation on investment securities		(5,833)
Net unrealized appreciation on investment securities		16,963
Cost of investment securities		461,264
*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):
Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2010	2009	Share class	2010	2009
Class A	$10,599	$10,421	Class A	$13,205	$11,790
Class B	249	371	Class B	229	283
Class C	1,044	951	Class C	987	744
Class F-1	745	766	Class F-1	1,124	1,069
Class F-2	427	69	Class F-2	447	134
Class R-5*	—	179	Class R-5*	—	86
Total	$13,064	$12,757	Total	$15,992	$14,106

*Class R-5 shares were available through June 29, 2009 when their operation ceased.			*Class R-5 shares were available through June 29, 2009 when their operation ceased.

6. Fees and transactions with related parties

Business management services — The Funds have a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2010, the business management services fee was $584,000 and $701,000, which was equivalent to an annualized rate of 0.154% and 0.153% of average daily net assets for the Maryland and Virginia Funds, respectively. During the year ended July 31, 2010, WMC paid the Maryland and Virginia Funds’ investment adviser $2,029,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of WMC), earned $32,000 and $28,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (AFD), the principal underwriter of the Funds’ shares, and American Funds Service Company® (AFS), the Funds’ transfer agent. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2010, the investment advisory services fee was $746,000 and $896,000, which was equivalent to an annualized rate of 0.197% and 0.196% of average daily net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.25% for Class A and 1.00% for Classes B and C. For Class F-1, the plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2010, unreimbursed expenses subject to reimbursement totaled $180,000 for the Maryland Fund and $322,000 for the Virginia Fund.

Transfer agent services — The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services — The Funds have an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2010, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 748	$79	Not applicable	Not applicable
Class B	88	2	Not applicable	Not applicable
Class C	377	Included in administrative services	$27	$2
Class F-1	53		26	1
Class F-2	Not applicable		10	—*
Total	$1,266	$81	$63	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 924	$91	Not applicable	Not applicable
Class B	80	2	Not applicable	Not applicable
Class C	354	Included in administrative services	$25	$2
Class F-1	79		37	1
Class F-2	Not applicable		14	—*
Total	$1,437	$93	$76	$3

*Amount less than one thousand.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $28,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $25,000 in current fees for each Fund (either paid in cash or deferred) and a net increase of $3,000 for each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2010
Class A	$51,095	3,311	$ 8,187	529	$(41,912)	(2,715)	$17,370	1,125
Class B	146	9	187	12	(4,527)	(293)	(4,194)	(272)
Class C	12,497	811	813	53	(5,765)	(374)	7,545	490
Class F-1	5,030	327	612	40	(6,496)	(420)	(854)	(53)
Class F-2	5,769	373	347	22	(1,421)	(92)	4,695	303
Total net increase (decrease)	$74,537	4,831	$10,146	656	$(60,121)	(3,894)	$24,562	1,593

Year ended July 31, 2009
Class A	$70,535	4,877	$7,907	547	$(60,270)	(4,223)	$18,172	1,201
Class B	773	54	282	19	(3,148)	(217)	(2,093)	(144)
Class C	10,189	703	720	50	(8,089)	(562)	2,820	191
Class F-1	9,059	627	598	41	(8,623)	(606)	1,034	62
Class F-2	7,585	520	54	4	(175)	(12)	7,464	512
Class R-5†	—	—	140	10	(6,244)	(434)	(6,104)	(424)
Total net increase (decrease)	$98,141	6,781	$9,701	671	$(86,549)	(6,054)	$21,293	1,398

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2010
Class A	$71,546	4,374	$10,874	663	$(54,718)	(3,345)	$27,702	1,692
Class B	242	15	181	11	(2,740)	(168)	(2,317)	(142)
Class C	11,484	703	842	52	(5,831)	(357)	6,495	398
Class F-1	8,046	493	866	53	(7,308)	(446)	1,604	100
Class F-2	4,123	252	394	24	(2,161)	(132)	2,356	144
Total net increase (decrease)	$95,441	5,837	$13,157	803	$(72,758)	(4,448)	$35,840	2,192

Year ended July 31, 2009
Class A	$118,070	7,622	$ 9,298	600	$ (76,693)	(4,997)	$50,675	3,225
Class B	1,687	109	226	15	(3,001)	(194)	(1,088)	(70)
Class C	13,500	868	622	40	(5,583)	(364)	8,539	544
Class F-1	17,216	1,110	875	56	(15,589)	(1,012)	2,502	154
Class F-2	12,182	784	110	7	(1,829)	(116)	10,463	675
Class R-5†	3,363	217	74	5	(6,427)	(419)	(2,990)	(197)
Total net increase (decrease)	$166,018	10,710	$11,205	723	$(109,122)	(7,102)	$68,101	4,331

*Includes exchanges between share classes of the Fund. † Class R-5 shares were available through June 29, 2009 when their operation ceased.

8. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities of $59,755,000 and $78,368,000 and sales of investment securities of $25,270,000 and $51,004,000, respectively, during the year ended July 31, 2010. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland

Financial highlights

		Income (loss) from investment operations1
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$14.95	$.55	$ .79	$1.34	$(.55)	$15.74	9.07%	$313.67%		.67%	3.56%
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	15.87	2.27	197.72		.69	3.86
Class B:
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	15.87	1.52	18	1.48	1.44	3.12
Class C:
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	15.87	1.46	25	1.53	1.49	3.06
Class F-1:
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21.76		.76	3.47
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	—4	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	15.87	2.19	9.80		.77	3.77
Class F-2:
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13.48		.48	3.74
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	7%	14%	5%	9%	5%

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services.
4 Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights

		Income from investment operations1
	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$15.90	$.58	$ .75	$1.33	$(.58)	$16.65	8.52%	$391.66%		.66%	3.59%
Year ended 7/31/2009	15.90	.59	—4.59		(.59)	15.90	3.88	347.68		.66	3.81
Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	16.35	2.03	228.71		.67	3.70
Class B:
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
Year ended 7/31/2009	15.90	.48	—4.48		(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	16.35	1.28	13	1.46	1.42	2.95
Class C:
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
Year ended 7/31/2009	15.90	.47	—4.47		(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	16.35	1.23	15	1.51	1.47	2.90
Class F-1:
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32.75		.75	3.50
Year ended 7/31/2009	15.90	.58	—4.58		(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	16.35	1.96	13.78		.74	3.62
Class F-2:
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14.50		.50	3.74
Year ended 7/31/2009	15.90	.62	—4.62		(.62)	15.90	4.05	11.51		.51	3.86

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	12%	10%	8%	11%	4%

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services.
4 Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the “Trust”) at July 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 16, 2010

Expense example    unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 through July 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2010	Ending account value 7/31/2010	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,038.29	$3.34	.66%
Class A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B — actual return	1,000.00	1,034.53	7.16	1.42
Class B — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class C — actual return	1,000.00	1,034.28	7.36	1.46
Class C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class F-1 — actual return	1,000.00	1,037.83	3.84	.76
Class F-1 — assumed 5% return	1,000.00	1,021.03	3.81	.76
Class F-2 — actual return	1,000.00	1,039.33	2.33	.46
Class F-2 — assumed 5% return	1,000.00	1,022.51	2.31	.46

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2010	Ending account value 7/31/2010	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,038.49	$3.34	.66%
Class A — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B — actual return	1,000.00	1,034.71	7.11	1.41
Class B — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C — actual return	1,000.00	1,034.45	7.31	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 — actual return	1,000.00	1,038.01	3.79	.75
Class F-1 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 — actual return	1,000.00	1,039.33	2.48	.49
Class F-2 — assumed 5% return	1,000.00	1,022.36	2.46	.49
* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax informationunaudited

We are required to advise you within 60 days of the Maryland and Virginia Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designate the following amount for the Funds’ fiscal year ended July 31, 2010:

Exempt interest dividends100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their tax advisers.

Approval of renewal of Investment Advisory Agreement

The Trust’s board (the “board”) has approved the Trust’s Investment Advisory Agreement (the “agreement”) with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2011. The board approved the agreement following the recommendation of the Contracts Sub-Committee of the Trust’s Governance Committee (the “committee”), which is composed of all of the Trust’s independent board members. The board and the committee determined that the Funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the Funds and CRMC. The board and the committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Funds under the agreement and other agreements as well as the benefits to shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Funds and their shareholders.

2. Investment results
The board and the committee considered the investment results of the Funds in light of their objective of providing a high level of current income that is exempt from regular federal and state income taxes. They compared the Funds’ total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each Fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This shareholder report contains certain information about the Funds’ recent investment results in the letter to shareholders and related charts. The board and the committee concluded that long-term results have been satisfactory and that CRMC’s record in managing each Fund indicated that its continued management should benefit each Fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the Funds to those of other relevant funds. They observed that the Funds’ advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the Funds’ advisory fee structure that reduce the level of fees charged by CRMC to the Funds as each Fund’s assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with fixed-income, but not state specific, investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and the other clients. The board and the committee concluded that the Funds’ cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Funds.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee further considered the breakpoint discounts in the Funds’ advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders.

Other share class results unaudited

Classes B, C and F

Figures shown are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010 (the most recent calendar quarter-end):

The Tax-Exempt Fund of Maryland	1 year	5 years	10 years1/ Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	3.94%	1.92%	3.84%
Not reflecting CDSC	8.94	2.28	3.84
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	7.89	2.23	3.24
Not reflecting CDSC	8.89	2.23	3.24
Class F-1 shares3 — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	9.65	2.95	3.88
Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	9.94	—	5.57

The Tax-Exempt Fund of Virginia	1 year	5 years	10 years1/ Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge (CDSC), maximum
of 5%, payable only if shares are sold within six years of purchase	2.99%	2.34%	4.00%
Not reflecting CDSC	7.99	2.70	4.00
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	6.94	2.65	3.33
Not reflecting CDSC	7.94	2.65	3.33
Class F-1 shares3 — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	8.70	3.38	3.90
Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	8.96	—	5.94
1 Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2 These shares are not available for purchase.
3 These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Applicable Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights tables on pages 25 and 26 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the Funds’ prospectus.

Board of trustees and officers

Independent trustees
Name and age	Year first elected a trustee of the Trust1	Principal occupation(s) during past five years	Number of portfolios in Fund complex2 overseen by trustee	Other directorships3 held
Nariman Farvardin, 54	2010	Senior Vice President for Academic Affairs & Provost, University of Maryland; former Dean, The A. James Clark School of Engineering, University of Maryland	3	JPMorgan Value Opportunities Fund
Barbara Hackman Franklin, 70	2007	President and CEO, Barbara Franklin Enterprises (international business and corporate governance cconsulting); former U.S. Secretary of Commerce (1992–1993)	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund
R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, National Association of Securities Dealers (NASD) (1970–2003)	44	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund, Inc.
James C. Miller III, 68	2000	Senior Advisor, Husch Blackwell LLP (economic, financial and regulatory consulting); former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); former Director, U.S. Office of Management and Budget (1985–1988)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
Donald L. Nickles, 61	2010	Chairman and CEO, The Nickles Group (consulting and business venture firm); former United States Senator	3	Chesapeake Energy Corporation; JPMorgan Value Opportunities Fund; Valero Energy Corporation
J. Knox Singleton, 62 Chairman of the Board (Independent and Non-Executive)	2004	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees4
Name, age and position with the Trust
James H. Lemon, Jr., 74 Vice Chairman of the Board	1986	Chairman of the Board and CEO, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 64 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust1	Principal occupation(s) during past five years
Michael W. Stockton, 43 Senior Vice President, Treasurer and Assistant Secretary	1996	Senior Vice President, Secretary, Treasurer and Director; Washington Management Corporation
Stephanie L. Pfromer, 42 Secretary	2007	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc. (now Citigroup, Inc.)

The Funds’ statement of additional information includes additional information about the Trust’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC 20005, Attention: Trust Secretary.

1Trustees and officers of the Trust serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and EndowmentsSM, which is available to certain nonprofit organizations.

3This includes all directorships other than those in the American Funds that are held by each trustee as a director of a public company or a registered investment company.
4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the Trust’s Business Manager, Washington Management Corporation.

The right choice for the long term®

Offices

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2404

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus and summary prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2010 portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-970-0910P (S26179)

Printed on paper containing 10% post-consumer waste
Printed with inks containing soy and/or vegetable oil

ITEM 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that James C. Miller, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members.  There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4. Principal Accountant Fees and Services.

Registrant:
a)	Audit Fees:
2009                      $83,000
2010                      $73,000

b)	Audit- Related Fees:
2009                      None
2010                      None

c)	Tax Fees:
2009                      $8,000
2010                      $8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d)	All Other Fees:
2009                      None
2010                      None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a)	Audit Fees:
Not Applicable

b)	Audit-Related Fees:
2009                      None
2010                      None

c)	Tax Fees:
              2009                      $14,000
2010                      $22,000
The tax fees consist of consulting services relating to the Registrant’s investments.
d)	All Other Fees:
2009                      $3,000
2010                      $2,000
The other fees consist of subscription services related to an accounting      research tool.

All audit and permissible non-audit services that the Registrant’s Audit Committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $25,000 for fiscal year 2009 and $32,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. Investments.

The full schedule of investments for each Series of the Registrant is filed herewith.

Tax-Exempt Fund of Maryland
Investment portfolio, July 31, 2010

	Principal
	amount	Value
Bonds & notes - 95.40%	(000)	(000)

MARYLAND - 86.71%
STATE ISSUERS - 46.54%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,011
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,271
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,720	2,836
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,355	1,413
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,077
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2013	1,500	1,668
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,000	2,169
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014 (preref. 2012)	1,755	1,901
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019 (preref. 2012)	1,500	1,620
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,820	1,938
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,000
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,072
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,068
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,012
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,024
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,017
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	986
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,489
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,269
G.O. Bonds, State and Local Facs. Loan of 2007, Second Series, 5.00% 2010	3,000	3,000
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,332
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2023	2,000	2,293
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,121
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,378
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,595
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,797
G.O. Ref. Bonds, State and Local Facs. Loan of 2009, Third Series C, 5.00% 2020	750	915
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	1,000	1,185
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	1,935	1,996
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	871
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	804
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,119
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2010, 5.00% 2040	2,000	2,032
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, Assured Guaranty Municipal insured, 5.125% 2028	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	983
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,489
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	953
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,302
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	710	744
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,049
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	2,000	2,072
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,403
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,040
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,037
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,829
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,160
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,991
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,045
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,545
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,766
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	1,085	1,190
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,304
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,071
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	888
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,352
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,335
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	4,065
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	2,019
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,014
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,322
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,611
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	1,006
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	525	542
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,014
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,095
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,104
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,672
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,834
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	975
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	1,375	1,488
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,432
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,763
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,743
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,127
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,810
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,195
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,325
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,096
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,895
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,859
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,205
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,406
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,805
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,148
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,574
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,187
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,174
University System, Auxiliary Fac. and Tuition Rev. Bonds, Ref. Series 2009-D, 4.00% 2020	2,000	2,213
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,023
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,278
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,716
University System, Revolving Loan Program Bonds, Series 2003-A, 1.50% 2023 (put 2013)	2,000	2,011
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,161
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,881
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,443
		184,192

CITY & COUNTY ISSUERS - 40.17%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John's College Fac.), Series 2007-B, 5.00% 2032	2,000	1,976
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,965	1,647
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,933	2,279
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,846
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,724
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,696
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	564
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,653
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,341
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,502
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,250
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	495	503
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	1,000	1,004
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,742
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,196
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	1,000	1,097
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,000	1,050
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	701
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,106
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,620
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,813
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	998
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	984
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	934
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,702
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,480
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,215
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,637
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,303
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	1,032
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,285	1,432
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, RADIAN insured, 5.50% 2019	1,265	1,185
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,278
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	506
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.00% 2026	1,255	1,307
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,045
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,124
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,395
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,323
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,149
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,877
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,242
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary's University), Series 2007, 4.50% 2025	1,000	875
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,026
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,001
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	500	474
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,343	1,317
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	957
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,090
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,838
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,118
Harford County, Consolidated Public Improvement Bonds, Series 2010-A, 5.00% 2020	2,000	2,424
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,442
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	849
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	221
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,271
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,688
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,945
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	734
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,289
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	765	812
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,034
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,062
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,128
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	6,091
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,199
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,310
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,609
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,640
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,119
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,905	1,889
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	757
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,600	1,650
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,091
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	910	910
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	180	184
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,025
Industrial Dev. Auth. of Prince George's County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, National insured, 5.00% 2014	1,500	1,672
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2003-A, 5.00% 2019 (preref. 2013)	2,000	2,279
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	4,000
Prince George's County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,131
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,904
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,171
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	746
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,657
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,464
Prince George's County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	943
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	2,981
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,094
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,610
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,878
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,109
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,179
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,631
		158,976

DISTRICT OF COLUMBIA - 1.12%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,238
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,188
		4,426

GUAM - 0.45%
Power Auth., Rev. Bonds, Series 2010-A, 5.50% 2030	810	811
Power Auth., Rev. Bonds, Series 2010-A, 5.50% 2040	1,000	992
		1,803

PUERTO RICO - 5.85%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,011
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,137
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.877% 2029 (1)	1,500	1,069
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,038
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,095
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,897
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	58
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,186
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	657
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,236
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	234
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,500	3,552
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	2,010
		23,180

VIRGIN ISLANDS - 1.27%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,026
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,994
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,994
		5,014

Total bonds & notes (cost: $368,444,000)		377,591

	Principal
	amount	Value
Short-term securities - 4.18%	(000)	(000)

Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.28% 2038 (1)	1,300	1,300
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-B, 0.28% 2038 (1)	800	800
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.30% 2029 (1)	175	175
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2005-A, 0.20% 2036 (1)	1,600	1,600
Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue), Series 2008, 0.25% 2035 (1)	2,000	2,000
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.28% 2043 (1)	3,600	3,600
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.31% 2026 (1)	4,950	4,950
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.30% 2026 (1)	1,200	1,200
Westminster, Educational Facs. Rev. Bonds (Western Maryland College, Inc.), Series 2000, 0.25% 2030 (1)	930	930

Total short-term securities (cost: $16,555,000)		16,555

Total investment securities (cost: $384,999,000)		394,146
Other assets less liabilities		1,637

Net assets		$395,783

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virgina
Investment portfolio, July 31, 2010

	Principal
	amount	Value
Bonds & notes - 93.92%	(000)	(000)

VIRGINIA - 81.58%
STATE ISSUERS - 31.13%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$2,358
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2025	1,500	1,686
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,092
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,570
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	816
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,171
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,746
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	919
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,056
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,383
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,195
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,240
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,100
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	2,039
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,312
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,056
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,234
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,320
G.O. Bonds, Series 2008-B, 5.00% 2020	2,000	2,351
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,309
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,310
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,317
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,096
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,957
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	835
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,263
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2011	1,000	1,004
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,070
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,988
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,067
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,298
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	993
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,024
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,130
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,045
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,179
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	3,000	3,423
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,226
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2029	500	549
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,179
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,100
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,209
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,209
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-A, 5.00% 2019	1,000	1,202
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2020	1,000	1,184
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2022	2,000	2,324
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,309
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,157
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,066
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 5.00% 2028	2,000	2,208
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014 (preref. 2012)	1,000	1,091
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,948
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,780
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,656
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 4.75% 2024	700	773
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,965
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,662
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,653
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	535	558
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	365
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	1,105	1,292
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,473
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,097
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,128
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014 (preref. 2011)	925	970
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	46
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016 (preref. 2012)	650	703
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,960	2,177
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,471
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,740
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,116
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	2,000	2,158
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,153
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,009
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,005	1,048
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,360
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,386
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,105
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,632
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,199
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2030	1,000	1,049
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	5,000	5,174
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 5.00% 2041	1,000	1,055
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,389
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,194
		150,453

CITY & COUNTY ISSUERS - 50.45%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,871
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	913
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	1,007
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,672
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	3,000	3,323
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,086
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,098
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,795
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,550
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,018
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,688
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,228
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,183
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,071
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,218
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,735
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,089
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,917
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,959
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,279
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,582
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,085
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,204
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,602
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,044
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,763
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,131
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,656
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	95	95
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,188
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,184
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,219
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2023	1,000	1,238
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,862
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,158
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,520
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,662
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,211
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,036
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	1,992
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,095
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,623
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,888
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	1,240	1,372
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,146
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,276
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,120
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,152
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	8,000	8,564
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,691
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,165
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 4.75% 2028	1,000	1,092
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	607
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2026	500	563
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,887
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	613
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	995
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,766
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,219
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,144
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	1,025
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	402	402
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,114
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,147
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	671
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 3.50% 2023 (put 2013)	1,825	1,835
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,345	2,268
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,021
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, Assured Guaranty Municipal insured, 5.00% 2014 (preref. 2011)	1,185	1,221
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	567
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,083
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,590
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,604
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,159
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	456
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,112
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,974
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,554
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,230
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,223
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,261
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,097
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,222
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,187
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,342
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2014	1,485	1,524
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2015	1,565	1,599
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	994
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,940
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,161
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,224
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,067
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,825
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,120	2,091
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,914
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,102
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,060
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	540
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,048
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2027	1,000	1,097
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2035	3,625	3,868
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2040	1,500	1,590
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,082
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,286
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,096
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,629
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,577
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,651
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,727
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015	1,760	1,997
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,480
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,036
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,418
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,027
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021 (preref. 2012)	2,000	2,182
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017 (preref. 2012)	1,500	1,648
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,324
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,133
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,611
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,611
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,547
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,601
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,184
Industrial Dev. Auth. of Washington County, Hospital Rev. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,294
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,373
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,349
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,309
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,364
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,319
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,345
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	991
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	965
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	913
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,607
		243,795

DISTRICT OF COLUMBIA - 6.86%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	703
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044 (1)	2,000	1,203
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	5,500	5,681
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,143
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,238
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,094
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,052
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,099
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,009
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,083
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,928
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,074
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2016	1,995	2,103
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,021
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,055
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,327
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,120
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2025	1,130	1,204
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,036
		33,173

PUERTO RICO - 4.20%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,069
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,011
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,137
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.877% 2029 (2)	2,500	1,781
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,268
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	1,675	1,696
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,095
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,132
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,797
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,522
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,263
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,513
		20,284

VIRGIN ISLANDS - 1.11%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,505
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	513
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,994
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	803
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	531
		5,346

GUAM - 0.17%
Power Auth., Rev. Bonds, Series 2010-A, 5.50% 2030	815	816

Total bonds & notes (cost: $437,216,000)		453,867

Short-term securities - 5.04%

Econ. Dev. Auth. of Albemarle County, Health Services Rev. Bonds (The University of Virginia Health Services Foundation), Series 2009, 0.28% 2039 (2)	4,740	4,740
Industrial Dev. Auth. of City of Charlottesville, Educational Facs. Rev. Bonds (University of Virginia Foundation Projects), Series 2006-A, 0.25% 2037 (2)	925	925
Industrial Dev. Auth. of King George County, Demand Exempt Fac. Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 0.30% 2024 (2)	750	750
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.25% 2036 (2)	500	500
Norfolk Redev. and Housing Auth., Demand Rev. Bonds (E2F Student Housing I, LLC Project), Series 2005, 0.27% 2034 (2)	500	500
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.28% 2031 (2)	200	200
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.28% 2033 (2)	3,200	3,200
County of Prince William, Certs. of Part. (Prince William County Facs.), Series 2006-B, 0.24% 2026 (2)	590	590
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 0.18% 2034 (2)	500	500
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.25% 2036 (2)	1,155	1,155
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.25% 2026 (2)	1,200	1,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.25% 2026 (2)	1,275	1,275
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.28% 2030 (2)	2,960	2,960
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-A-2, 0.25% 2035 (2)	4,000	4,000
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.25% 2026 (2)	1,665	1,665
Peninsula Ports Auth., Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 0.29% 2016 (2)	200	200

Total short-term securities (cost: $24,360,000)		24,360

Total investment securities (cost: $461,576,000)		478,227
Other assets less liabilities		5,031

Net assets		$483,258

(1) Step bond; coupon rate will increase at a later date.
(2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") as of July 31, 2010, and for the year then ended and have issued our unqualified report thereon dated September 16, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2010 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 16, 2010

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Exhibits.

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed as an exhibit hereto.
(b) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections
302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and
     Principal Executive Officer

Date: September 30, 2010

By /s/ Michael W. Stockton
     Michael W. Stockton, Principal Financial Officer,
     Senior Vice President and Treasurer

Date: September 30, 2010